Performance Management - Angel Oak Total Return ETF	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this
Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information (when available) is available online at www.angeloakcapital.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of thisProspectus.
Performance Availability Website Address [Text]	www.angeloakcapital.com